Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 13 — Subsequent Events

The Company has evaluated its subsequent events from September 30, 2025 through the date these condensed consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated financial statements other than the items noted below. The subsequent events have been adjusted for the Reverse Stock Split discussed below.

In accordance with the Company’s Bitcoin treasury strategy, on October 7, 2025 the Company purchased $1.0 million of Bitcoin, for a total of 7.98 coins. This purchase of Bitcoin, brings the total Company’s holdings up to 16.51 coins in total as of the date of this filing, from 8.53 coins at September 30, 2025.

On October 20, 2025, at a Special Meeting of Stockholders, the stockholders of the Company approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, to increase the Company’s authorized number of shares of Common Stock from 300,000,000 shares to 600,000,000 shares.

On October 8, 2025, the Company filed a Form S-1 registration statement which relates to the resale of up to 567,920 shares of Common Stock comprising: (a) up to 562,820 shares of Common Stock held by Ascent Partners Fund LLC pursuant to a Common Stock purchase agreement, dated as of July 28, 2025, and (b) up to 5,100 shares of Common Stock issued to certain parties in satisfaction of transaction costs incurred in connection with the Business Combination.

On October 27, 2025, the Company received a deficiency letter from Nasdaq citing the listing rules require listed securities to maintain a minimum Market Value of Publicly Held Shares (MVPHS) of $15,000,000.  The Company has not met this requirement. The Company has 180 calendar days in which to regain compliance. If at anytime during this compliance period the Company’s MVPHS closes at $15,000,000 or more for a minimum of ten consecutive business days, Nasdaq will provide the Company written confirmation of compliance and this matter will be closed. In the event the Company does not regain compliance with the Rule prior to the expiration of the compliance period, it will receive written notification that its securities are subject to delisting.

In October 2025, The Benchmark Company LLC exercised all 3,333 of their Common Stock warrants.

On October 29 and October 30, 2025 the Company executed three additional tranches of ELOC puts with aggregate gross proceeds of $3.8 million for the issuance of 153,048 shares of Common Stock. These tranches were issued between $17.25 and $30.00 per share based on the daily VWAP.  As part of these puts, and in line with the ELOC Purchase Agreement, the Company used the proceeds to repay $0.7 million of the principal balance outstanding on the Ascent PIPE convertible note and additionally incurred expenses of $0.1 million, resulting in net proceeds to the Company of $3.0 million. During the months of October and November, Ascent converted $2.8 million of the principal balance into 162,944 shares of Common Stock. Additionally, during the month of February 2026, Ascent converted $0.2 million of the principal and interest balance into 78,67 shares of Common Stock, resulting in total loan repayments as of the date of this filing of $4.3 million, $3.7 million of which occurred subsequent to September 30, 2025.

On February 9, 2026, the Company effected a 1-for-75 reverse stock split of its outstanding shares of common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the par value of the common stock or the authorized number of shares of preferred stock or the common stock.

The Company applied for loan forgiveness for the remaining PPP loan in December 2025. On February 11, 2026, the Company received approval for forgiveness from the SBA for the full $1,304,996.05 principal loan balance. This amount will be recognized as a gain on PPP loan forgiveness in Other Income for the year ended December 31, 2026.

Note 15 — Subsequent Events

The Company has evaluated its subsequent events from December 31, 2024, through the date these consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.

On various dates in February and March 2025, the Company received an aggregate amount of $0.8 million from the issuance of Senior Secured Convertible Notes which are expected to be converted in 2025 upon the closing of the Company’s Qualified Financing transaction. These subsequent notes issued in 2025 are on similar terms as all other Senior Secured Convertible Notes in issued in 2024.